Acquisition of Real Estate (Narrative) (Details) (USD $)	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended
	Feb. 28, 2013	Dec. 31, 2013 sqft	Sep. 30, 2014	Dec. 31, 2013 sqft	Dec. 31, 2012	Sep. 30, 2014	Jun. 30, 2014 sqft acre	Jul. 08, 2014 sqft acre
Business Acquisition [Line Items]
Cash consideration paid for acquisition	$ 10,250,000	$ 47,963,000	$ 156,008,000
Debt finance obtained for acquisition	10,250,000
Transaction costs related to acquisition				600,000
Aggregate costs related to acquisition		21,200,000		21,200,000
Area of facility		700,000		700,000
Aggregate consideration related to acquisition					63,300,000
Princeton Facility [Member]
Business Acquisition [Line Items]
Aggregate costs related to acquisition							73,300,000
Acres of real estate property							194
Area of facility							560,000
Lease period						10 years
Renewal of lease period						15 years
Princeton Facility [Member] | Raised Floor With Twelve MW Gross Power [Member]
Business Acquisition [Line Items]
Area of facility							58,000
Capacity of the plant							12
Chicago Facility [Member]
Business Acquisition [Line Items]
Aggregate costs related to acquisition								$ 18,000,000
Acres of real estate property								30
Area of facility								317,000
Chicago Facility [Member] | Scenario, Plan [Member]
Business Acquisition [Line Items]
Area of facility			400,000			400,000
Chicago Facility [Member] | Raised Floor With Twelve MW Gross Power [Member]
Business Acquisition [Line Items]
Area of facility								133,000
Capacity of the plant								24
Chicago Facility [Member] | Raised Floor With Twelve MW Gross Power [Member] | Scenario, Plan [Member]
Business Acquisition [Line Items]
Area of facility			215,000			215,000
Capacity of the plant			37			37